UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
   (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
   (Name and address of agent for service)

Registrant's telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2009
SMASh Series EC Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

What’s inside

Letter from the chairman	I

Fund at a glance	1

Fund expenses	2

Schedule of investments	4

Statement of assets and liabilities	13

Statement of operations	14

Statements of changes in net assets	15

Financial highlights	16

Notes to financial statements	17

Board approval of management and subadvisory agreements	31

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd, in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semi-annual report for SMASh Series EC Fund for the six-month period ended April 30, 2009.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 29, 2009

Special shareholder notice

The Fund’s Board of Trustees approved the dismantling of the master-feeder structure for the Fund, which was implemented at the close of business on April 17, 2009. As a result of this change, the Fund no longer invests through an underlying mutual fund.

SMASh Series EC Fund | I

[This page intentionally left blank.]

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

*  Prior to April 18, 2009, the Fund invested all of its investable assets in SMASh Series EC Portfolio.

SMASh Series EC Fund 2009 Semi-Annual Report | 1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2008 and held for the six months ended April 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	ACTUAL TOTAL RETURN[2,3]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[3]	EXPENSES PAID DURING THE PERIOD[3,4]

SMASh Series EC Fund	11.54%	$ 1,000.00	$ 1,115.40	0.00%	$ 0.00

[1]	For the six months ended April 30, 2009.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[4]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2 | SMASh Series EC Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO[2]	EXPENSES PAID DURING THE PERIOD[2,3]

SMASh Series EC Fund	5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended April 30, 2009.

[2]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager.

[3]

Expenses (net of expense reimbursements) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SMASh Series EC Fund 2009 Semi-Annual Report | 3

Schedule of investments (unaudited)

April 30, 2009

SMASh SERIES EC FUND

FACE AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 64.4%

CONSUMER DISCRETIONARY — 6.9%
	Auto Components — 0.3%
$200,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15(a)(b)	$103,000
	Visteon Corp., Senior Notes:
47,000	8.250% due 8/1/10(j)	2,937
121,000	12.250% due 12/31/16(a)(j)	6,655

	Total Auto Components	112,592

	Automobiles — 0.4%
1,360,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33(j)	122,400

	Diversified Consumer Services — 0.7%
250,000	Education Management LLC/Education Management Finance Corp.,
	Senior Subordinated Notes, 10.250% due 6/1/16	241,250

	Hotels, Restaurants & Leisure — 0.9%
240,000	Caesars Entertainment Inc., Senior Subordinated Notes,
	8.125% due 5/15/11	114,000
40,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	37,500
50,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	27,000
	Station Casinos Inc., Senior Notes:
100,000	6.000% due 4/1/12(c)	35,250
260,000	7.750% due 8/15/16(c)	89,700

	Total Hotels, Restaurants & Leisure	303,450

	Household Durables — 0.2%
80,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11	73,200

	Leisure Equipment & Products — 1.2%
680,000	Eastman Kodak Co., Senior Notes, 7.250% due 11/15/13	423,300

	Media — 2.4%
	Affinion Group Inc.:
50,000	Senior Notes, 10.125% due 10/15/13	43,000
160,000	Senior Subordinated Notes, 11.500% due 10/15/15	116,000
130,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes,
	11.000% due 10/1/15(c)(d)	10,725
125,000	Cengage Learning Acquisitions Inc., Senior Notes,
	10.500% due 1/15/15(a)	85,625
300,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	294,750
40,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes,
	8.500% due 8/15/10	27,000
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
	8.375% due 3/15/13	76,500
150,000	DISH DBS Corp., Senior Notes, 7.750% due 5/31/15	143,250
425,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16(d)	9,031
85,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17(c)(d)	5,738

	Total Media	811,619

See Notes to Financial Statements.

4 | SMASh Series EC Fund 2009 Semi-Annual Report

SMASh SERIES EC FUND

FACE AMOUNT	SECURITY	VALUE

	Multiline Retail — 0.6%
	Dollar General Corp.:
$80,000	Senior Notes, 10.625% due 7/15/15	$83,600
40,000	Senior Subordinated Notes, 11.875% due 7/15/17(b)	41,600
150,000	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	75,000

	Total Multiline Retail	200,200

	Specialty Retail — 0.2%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	42,000
50,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	30,500

	Total Specialty Retail	72,500

	TOTAL CONSUMER DISCRETIONARY	2,360,511

CONSUMER STAPLES — 0.8%
	Beverages — 0.3%
80,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	81,200

	Tobacco — 0.5%
	Alliance One International Inc., Senior Notes:
50,000	8.500% due 5/15/12	44,750
130,000	11.000% due 5/15/12	127,400

	Total Tobacco	172,150

	TOTAL CONSUMER STAPLES	253,350

ENERGY — 7.4%
	Energy Equipment & Services — 0.5%
150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	111,750
50,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	41,250

	Total Energy Equipment & Services	153,000

	Oil, Gas & Consumable Fuels — 6.9%
190,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	147,250
	Chesapeake Energy Corp., Senior Notes:
150,000	6.875% due 1/15/16	134,062
325,000	6.250% due 1/15/18	275,437
155,000	7.250% due 12/15/18	136,400
	El Paso Corp.:
31,000	Medium-Term Notes, 7.750% due 1/15/32	23,296
50,000	Senior Notes, 8.250% due 2/15/16	49,000
600,000	Senior Subordinated Notes, 7.000% due 6/15/17	542,062
80,000	Enterprise Products Operating LLP, Junior Subordinated Notes,
	8.375% due 8/1/66(e)	55,267
110,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	93,500
520,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17(a)	351,000
75,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	49,125
70,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17(a)	56,700
95,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	93,100
50,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	43,250

See Notes to Financial Statements.

SMASh Series EC Fund 2009 Semi-Annual Report | 5

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES EC FUND

FACE AMOUNT	SECURITY	VALUE

	Oil, Gas & Consumable Fuels — 6.9% (continued)
	Williams Cos. Inc.:
$331,000	Debentures, 7.500% due 1/15/31	$274,561
38,000	Notes, 8.750% due 3/15/32	35,805

	Total Oil, Gas & Consumable Fuels	2,359,815

	TOTAL ENERGY	2,512,815

FINANCIALS — 16.9%
	Commercial Banks — 3.6%
470,000	HSBK Europe BV, 9.250% due 10/16/13(a)	282,000
	ICICI Bank Ltd., Subordinated Bonds:
470,000	6.375% due 4/30/22(a)(e)	299,654
380,000	6.375% due 4/30/22(a)(e)	243,128
	TuranAlem Finance BV, Bonds:
1,400,000	8.250% due 1/22/37(a)	329,000
330,000	8.250% due 1/22/37(a)	74,250

	Total Commercial Banks	1,228,032

	Consumer Finance — 12.2%
	Ford Motor Credit Co.:
55,000	Notes, 7.375% due 10/28/09	52,820
	Senior Notes:
1,000,000	9.750% due 9/15/10	900,314
330,000	9.875% due 8/10/11	288,903
1,500,000	12.000% due 5/15/15	1,269,039
150,000	8.000% due 12/15/16	114,573
	GMAC LLC:
	Senior Notes:
126,000	6.000% due 4/1/11(a)	104,624
379,000	6.875% due 9/15/11(a)	329,901
405,000	6.000% due 12/15/11(a)	332,289
126,000	6.625% due 5/15/12(a)	100,865
6,000	7.500% due 12/31/13(a)	3,783
583,000	8.000% due 11/1/31(a)	408,946
7,000	Subordinated Notes, 8.000% due 12/31/18(a)	2,803
260,000	SLM Corp., Senior Notes, 1.252% due 7/26/10(e)	220,604

	Total Consumer Finance	4,129,464

	Diversified Financial Services — 1.0%
50,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12(a)	29,500
54,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11(a)	53,861
50,000	Leucadia National Corp., Senior Notes, 7.125% due 3/15/17	37,375
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 12.761% due 10/1/15	44,750
190,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	181,925

	Total Diversified Financial Services	347,411

See Notes to Financial Statements.

6 | SMASh Series EC Fund 2009 Semi-Annual Report

SMASh SERIES EC FUND

FACE AMOUNT	SECURITY	VALUE

	Real Estate Management & Development — 0.1%
$170,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	$41,650

	TOTAL FINANCIALS	5,746,557

HEALTH CARE — 3.3%
	Health Care Providers & Services — 3.3%
	HCA Inc.:
10,000	Debentures, 7.500% due 11/15/95	5,140
200,000	Notes, 6.375% due 1/15/15	159,000
	Senior Secured Notes:
50,000	9.125% due 11/15/14	49,625
27,000	9.250% due 11/15/16	26,798
146,000	9.625% due 11/15/16(b)	135,780
	Tenet Healthcare Corp., Senior Notes:
580,000	7.375% due 2/1/13	533,600
73,000	9.875% due 7/1/14	68,255
40,000	9.000% due 5/1/15(a)	40,600
181,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12(b)(e)	109,505

	Total Health Care Providers & Services	1,128,303

	Pharmaceuticals — 0.0%
50,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(c)(d)	250

	TOTAL HEALTH CARE	1,128,553

INDUSTRIALS — 3.8%
	Aerospace & Defense — 0.5%
190,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(b)	37,050
150,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	151,875

	Total Aerospace & Defense	188,925

	Airlines — 0.2%
33,649	Continental Airlines Inc., 8.388% due 5/1/22	23,554
120,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(a)	46,200

	Total Airlines	69,754

	Building Products — 0.4%
185,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	149,850

	Commercial Services & Supplies — 0.6%
100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	97,500
80,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	51,800
60,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15(a)	46,500

	Total Commercial Services & Supplies	195,800

	Electrical Equipment — 0.1%
80,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	30,600

See Notes to Financial Statements.

SMASh Series EC Fund 2009 Semi-Annual Report | 7

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES EC FUND

FACE AMOUNT	SECURITY	VALUE

	Road & Rail — 1.7%
$270,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	$193,050
400,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16(a)	388,000

	Total Road & Rail	581,050

	Trading Companies & Distributors — 0.2%
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	27,400
100,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)(c)	36,000

	Total Trading Companies & Distributors	63,400

	Transportation Infrastructure — 0.1%
	Swift Transportation Co., Senior Secured Notes:
55,000	8.984% due 5/15/15(a)(e)	17,325
20,000	12.500% due 5/15/17(a)	6,400

	Total Transportation Infrastructure	23,725

	TOTAL INDUSTRIALS	1,303,104

INFORMATION TECHNOLOGY — 1.0%
	IT Services — 0.8%
320,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	280,000

	Software — 0.2%
80,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	52,600

	TOTAL INFORMATION TECHNOLOGY	332,600

MATERIALS — 5.4%
	Chemicals — 0.2%
200,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16(c)	19,000
50,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12(f)	45,015

	Total Chemicals	64,015

	Metals & Mining — 4.3%
850,000	Evraz Group SA, Notes, 8.875% due 4/24/13(a)	586,500
240,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	235,534
50,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	35,750
40,000	Noranda Aluminum Acquisition Corp., Senior Notes, 6.595% due 5/15/15(b)(e)	14,200
110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	57,750
100,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	61,000
	Steel Dynamics Inc., Senior Notes:
105,000	7.375% due 11/1/12	94,237
35,000	8.250% due 4/15/16(a)	27,825
420,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14(a)	357,000

	Total Metals & Mining	1,469,796

	Paper & Forest Products — 0.9%
180,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11(a)(d)	157,500
295,000	NewPage Corp., Senior Secured Notes, 7.420% due 5/1/12(e)	128,325

See Notes to Financial Statements.

8 | SMASh Series EC Fund 2009 Semi-Annual Report

SMASh SERIES EC FUND

FACE AMOUNT	SECURITY	VALUE

	Paper & Forest Products — 0.9% (continued)
$70,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	$16,800

	Total Paper & Forest Products	302,625

	TOTAL MATERIALS	1,836,436

TELECOMMUNICATION SERVICES — 7.9%
	Diversified Telecommunication Services — 7.6%
90,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15(c)(d)	563
70,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	71,925
1,000,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14(a)	975,000
25,000	Intelsat Jackson Holdings Ltd., Senior Notes, 9.500% due 6/15/16(a)	24,750
180,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	145,125
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(a)	72,750
225,000	Qwest Communications International Inc., 7.250% due 2/15/11	222,750
900,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13(a)	726,750
200,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	198,000
110,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15(a)	114,950
30,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	30,000

	Total Diversified Telecommunication Services	2,582,563

	Wireless Telecommunication Services — 0.3%
100,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17(a)(b)	119,459

	TOTAL TELECOMMUNICATION SERVICES	2,702,022

UTILITIES — 11.0%
	Electric Utilities — 0.2%
50,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	52,500

	Gas Utilities — 0.3%
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	117,300

	Independent Power Producers & Energy Traders — 10.5%
	AES Corp., Senior Notes:
697,000	7.750% due 3/1/14	658,665
80,000	7.750% due 10/15/15	74,000
1,000,000	8.000% due 6/1/20(a)	880,000
80,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	59,200
100,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	85,000
	Edison Mission Energy, Senior Notes:
50,000	7.750% due 6/15/16	39,875
10,000	7.000% due 5/15/17	7,600
20,000	7.200% due 5/15/19	14,650
190,000	7.625% due 5/15/27	122,550
	Energy Future Holdings Corp., Senior Notes:
10,000	10.875% due 11/1/17	6,875
2,000,000	11.250% due 11/1/17(b)	1,035,000

See Notes to Financial Statements.

SMASh Series EC Fund 2009 Semi-Annual Report | 9

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES EC FUND

FACE AMOUNT		SECURITY	VALUE

		Independent Power Producers & Energy Traders — 10.5% (continued)
$165,630		Mirant Mid Atlantic LLC, Pass-Through Certificates,
		10.060% due 12/30/28	$163,974
		NRG Energy Inc., Senior Notes:
60,000		7.250% due 2/1/14	58,050
150,000		7.375% due 2/1/16	144,750
100,000		7.375% due 1/15/17	95,750
		TXU Corp., Senior Notes:
200,000		5.550% due 11/15/14	89,000
30,000		6.500% due 11/15/24	9,334
35,000		6.550% due 11/15/34	10,811

		Total Independent Power Producers & Energy Traders	3,555,084

		TOTAL UTILITIES	3,724,884

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $29,379,296)	21,900,832

COLLATERALIZED SENIOR LOANS — 6.7%

CONSUMER DISCRETIONARY — 2.1%
		Media — 2.1%
493,750		Charter Communications Operating LLC, Term Loan B,
		3.230% due 3/15/14(e)	417,836
500,000		Univision Communications Inc., Term Loan B, 2.678% due 9/15/14(e)	307,625

		TOTAL CONSUMER DISCRETIONARY	725,461

HEALTH CARE — 2.5%
		Health Care Providers & Services — 2.5%
		Community Health Systems Inc.:
23,831		Delayed Draw Term Loan, 2.729% due 7/2/14(e)	21,570
467,141		Term Loan B, 2.678% due 7/2/14(e)	422,816
426,965		HCA Inc., Term Loan B, 3.470% due 11/1/13(e)	386,403

		TOTAL HEALTH CARE	830,789

INFORMATION TECHNOLOGY — 0.8%
		IT Services — 0.8%
364,450		First Data Corp., Term Loan, 3.272% due 10/15/14(e)	267,187

MATERIALS — 1.3%
		Paper & Forest Products — 1.3%
464,045		Georgia-Pacific Corp., Term Loan B1, 4.189% due 12/23/13(e)	434,027

		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $2,374,373)	2,257,464

FACE AMOUNT	†

SOVEREIGN BONDS — 9.2%
		Brazil — 5.2%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10	1,090,785
1,500,000	BRL	10.000% due 1/1/12	665,870

		Total Brazil	1,756,655

See Notes to Financial Statements.

10 | SMASh Series EC Fund 2009 Semi-Annual Report

SMASh SERIES EC FUND

FACE AMOUNT	†	SECURITY	VALUE

		Canada — 0.2%
49,801	CAD	Government of Canada, Bonds, 4.000% due 12/1/31	$56,189

		France — 2.9%
740,000	EUR	Government of France, Bonds, 3.750% due 4/25/17	1,005,802

		Germany — 0.9%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	308,215

		TOTAL SOVEREIGN BONDS
		(Cost — $3,494,441)	3,126,861

U.S. GOVERNMENT & AGENCY OBLIGATION — 3.6%
		U.S. Government Agency — 3.6%
1,200,000		Federal Home Loan Bank(FHLB), Bonds, 4.500% due 10/9/09
		(Cost — $1,218,717)	1,222,395

SHARES

CONVERTIBLE PREFERRED STOCKS — 0.0%

CONSUMER DISCRETIONARY — 0.0%
		Automobiles — 0.0%
600		General Motors Corp.
		(Cost — $15,000)	3,720

PREFERRED STOCKS — 0.3%

FINANCIALS — 0.3%
		Consumer Finance — 0.3%
362		Preferred Blocker Inc., 7.000%(a)
		(Cost — $93,114)	108,623

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $36,574,941)	28,619,895

FACE AMOUNT

SHORT-TERM INVESTMENTS — 8.9%
		U.S. Government Agency — 1.3%
$435,000		Federal National Mortgage Association(FNMA),
		Discount Notes, 0.200% – 0.316% due 5/18/09(g)(h)(i)
		(Cost — $434,935)	434,935

		U.S. Government Obligations — 7.6%
		U.S. Treasury Bills:
1,100,000		0.233% due 5/18/09(i)	1,099,879
1,500,000		0.309% due 5/18/09(i)	1,499,781

		Total U.S. Government Obligations
		(Cost — $2,599,660)	2,599,660

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,034,595)	3,034,595

		TOTAL INVESTMENTS — 93.1% (Cost — $39,609,536#)	31,654,490
		Other Assets in Excess of Liabilities — 6.9%	2,360,100

		TOTAL NET ASSETS — 100.0%	$34,014,590

See Notes to Financial Statements.

SMASh Series EC Fund 2009 Semi-Annual Report | 11

Schedule of investments (unaudited) continued

April 30, 2009

SMASh SERIES EC FUND

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Illiquid security.

(d)	Security is currently in default.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Rate shown represents yield-to-maturity.

(j)	Subsequent to the end of the reporting period, this security went into default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GMAC	—	General Motors Acceptance Corp.

See Notes to Financial Statements.

12 | SMASh Series EC Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2009

ASSETS:
Investments, at value (Cost — $39,609,536)	$31,654,490
Foreign currency, at value (Cost — $37,572)	37,601
Cash	279,835
Deposits with brokers for open swap contracts	4,900,000
Dividends and interest receivable	850,677
Deposits with brokers for open futures contracts	578,346
Receivable for open swap contracts	122,248
Receivable from broker — variation margin on open futures contracts	66,933
Receivable for open forward currency contracts	34,025
Receivable for securities sold	16,767
Receivable from investment manager	11,995
Prepaid expenses	33,309

Total Assets	38,586,226

LIABILITIES:
Unrealized depreciation on swaps	2,815,546
Premiums received for open swaps	1,389,782
Payable for swap contracts closed	200,730
Payable for open forward currency contracts	99,740
Payable for Fund shares repurchased	11,180
Payable for securities purchased	7,674
Trustees’ fees payable	121
Accrued expenses	46,863

Total Liabilities	4,571,636

TOTAL NET ASSETS	$34,014,590

NET ASSETS:
Par value (Note 4)	$52
Paid-in capital in excess of par value	46,041,167
Overdistributed net investment income	(1,127,895)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(115,125)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(10,783,609)

TOTAL NET ASSETS	$34,014,590

Shares Outstanding	5,192,960
Net Asset Value	$6.55

See Notes to Financial Statements.

SMASh Series EC Fund 2009 Semi-Annual Report | 13

Statement of operations (unaudited)

For the Six Months Ended April 30, 2009

INVESTMENT INCOME:
Interest Income	$82,714
Dividend Income	6,194
Income from SMASh Series EC Portfolio	2,380,479

Total Investment Income	2,469,387

EXPENSES:
Shareholder reports	20,159
Registration fees	14,457
Audit and tax	9,944
Transfer agent fees	5,626
Legal fees	5,142
Insurance	1,127
Trustees’ fees	403
Custody	147
Miscellaneous expenses	1,895

Total Expenses	58,900
Less: Fee waivers and/or expense reimbursements (Note 2)	(58,900)

NET INVESTMENT INCOME	2,469,387

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, WRITTEN OPTIONS, SWAP CONTRACTS
AND FROM SMASh SERIES EC PORTFOLIO (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(522,625)
Futures contracts	36,460
Foreign currency transactions	(2,302)
Swap contracts	30,345
From SMASh Series EC Portfolio	459,011

Net Realized Gain	889

Change in Net Unrealized Appreciation/Depreciation From:
Investments	4,330,084
Futures contracts	49,825
Foreign currencies	(62,842)
Swap contracts	(2,815,546)

Change in Net Unrealized Appreciation/Depreciation	1,501,521

NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS,
SWAP CONTRACTS, FOREIGN CURRENCY TRANSACTIONS AND FROM
SMASh SERIES EC PORTFOLIO	1,502,410

INCREASE IN NET ASSETS FROM OPERATIONS	$3,971,797

See Notes to Financial Statements.

14 | SMASh Series EC Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (unaudited) AND THE YEAR ENDED OCTOBER 31, 2008	2009	2008

OPERATIONS:
Net investment income	$2,469,387	$2,796,413
Net realized gain	889	508,130
Change in net unrealized appreciation/depreciation	1,501,521	(12,356,948)

Increase (Decrease) in Net Assets From Operations	3,971,797	(9,052,405)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(4,342,368)	(2,727,677)
Net realized gains	(70,813)	(79,389)

Decrease in Net Assets From Distributions to Shareholders	(4,413,181)	(2,807,066)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	10,358,326	38,257,101
Cost of shares repurchased	(7,383,623)	(8,403,228)

Increase in Net Assets From Fund Share Transactions	2,974,703	29,853,873

INCREASE IN NET ASSETS	2,533,319	17,994,402

NET ASSETS:
Beginning of period	31,481,271	13,486,869

End of period*	$34,014,590	$31,481,271

*Includes (overdistributed) and undistributed net investment income, respectively, of:	$(1,127,895)	$745,086

See Notes to Financial Statements.

SMASh Series EC Fund 2009 Semi-Annual Report | 15

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
	2009[1]	2008	2007[2]

NET ASSET VALUE, BEGINNING OF PERIOD	$6.73	$9.64	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.45	0.72	0.43
Net realized and unrealized gain (loss)	0.18	(2.86)	(0.39)

Total income (loss) from operations	0.63	(2.14)	0.04

LESS DISTRIBUTIONS FROM:
Net investment income	(0.80)	(0.73)	(0.40)
Net realized gains	(0.01)	(0.04)	—

Total distributions	(0.81)	(0.77)	(0.40)

NET ASSET VALUE, END OF PERIOD	$6.55	$6.73	$9.64

Total return[3]	11.54%	(23.89)%	0.43%

NET ASSETS, END OF PERIOD (000s)	$34,015	$31,481	$13,487

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	0.54%[6]	0.66%	5.51%[5,6]
Net expenses[7,8]	0.00 [6]	0.00	0.00 [5,6]
Net investment income	14.96 [6]	8.63	6.65 [5,6]

PORTFOLIO TURNOVER RATE	14%	21%	35%

[1]	For the six months ended April 30, 2009 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, due to an expense reimbursement agreement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of SMASh Series EC Portfolio’s allocated expenses prior to April 18, 2009.

[5]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

The Fund’s manager has entered into an expense reimbursement agreement with the Fund pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement agreement does not cover brokerage, taxes and extraordinary expenses. In addition, as a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes, and extraordinary expenses, to average net assets of the Fund did not exceed 0.00% including SMASh Series EC Portfolio prior to April 18, 2009.

See Notes to Financial Statements.

16 | SMASh Series EC Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 18, 2009, the Fund invested all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”). The Board of Trustees approved a change in the investment structure of the Fund. As of the close of business April 17, 2009, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in-kind from the Portfolio, the Fund ceased utilizing a master-feeder investment structure and began investing directly in investment securities.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net

SMASh Series EC Fund 2009 Semi-Annual Report | 17

Notes to financial statements (unaudited) continued

asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	APRIL 30, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$31,654,490	$3,720	$31,650,770	—
Other financial instruments*	(2,831,436)	49,825	(2,881,261)	—

Total	$28,823,054	$53,545	$28,769,509	—

*	Other financial instruments include futures, swaps and forward contracts.

18 | SMASh Series EC Fund 2009 Semi-Annual Report

(b) Repurchase agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates as a substitution for buying and selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed,

SMASh Series EC Fund 2009 Semi-Annual Report | 19

Notes to financial statements (unaudited) continued

through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit default swaps. The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment on the Statement of Operations.

20 | SMASh Series EC Fund 2009 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The

SMASh Series EC Fund 2009 Semi-Annual Report | 21

Notes to financial statements (unaudited) continued

Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(k) Distributions to shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Prior to April 18, 2009 the Fund earned income, net of Portfolio expense, daily based on its investment in the Portfolio. All the net investment income and net

22 | SMASh Series EC Fund 2009 Semi-Annual Report

realized and unrealized gain and losses of the Portfolio were allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(m) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan”) serve as subadvisers to the Fund. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Fund a fee of 0.078% of the Fund’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement agreement with the Fund, which expires on February 28, 2010, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. During the six months ended April 30, 2009, the Fund was reimbursed for expenses amounting to $58,900. In addition, as a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of the Fund did not exceed 0.00% including the SMASh Series EC Portfolio prior to April 18, 2009.

Legg Mason Investor Services, LLC, a wholly owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

SMASh Series EC Fund 2009 Semi-Annual Report | 23

Notes to financial statements (unaudited) continued

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period November 1, 2008 to April 17, 2009 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations for the Portfolio were as follows:

	INVESTMENTS	U.S. GOVERNMENT & AGENCY OBLIGATIONS

Purchases	$5,342,602	$1,234,445
Sales	3,369,689	—

During the period April 18, 2009 to April 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations for the Fund were as follows:

INVESTMENTS

Purchases	$16,036
Sales	97,455

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$598,702
Gross unrealized depreciation	(8,553,748)

Net unrealized depreciation	$(7,955,046)

At April 30, 2009, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)

Contracts to Buy:
3 Months Euribor	25	3/10	$8,115,012	$8,152,509	$37,497
3 Months Euribor	75	6/10	24,364,818	24,409,102	44,284
German Euro Bunder
Obligationer	52	6/09	8,022,525	7,987,402	(35,123)
Libor	43	12/09	7,801,633	7,827,720	26,087
U.S. Treasury 10-Year Notes	31	06/09	3,771,983	3,749,063	(22,920)

Net unrealized gain on open futures contracts					$49,825

24 | SMASh Series EC Fund 2009 Semi-Annual Report

At April 30, 2009, the Fund had the following open swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES — SELL PROTECTION1

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE[3]	UPFRONT PREMIUMS (RECEIVED)	UNREALIZED DEPRECIATION

Barclay’s Capital Inc. (CDX North America Crossover Index)	$368,000	6/20/12	2.750% quarterly	$(72,131)	$(14,650)	$(57,481)
Barclay’s Capital Inc. (CDX North America Crossover Index)	552,000	6/20/12	2.750% quarterly	(108,196)	(25,219)	(82,977)
Barclay’s Capital Inc. (CDX North America Crossover Index)	5,460,000	12/20/12	3.750% quarterly	(1,063,876)	(321,227)	(742,649)
Barclay’s Capital Inc. (CDX North America Crossover Index)	828,000	6/20/12	2.750% quarterly	(162,293)	—	(162,293)
Barclay’s Capital Inc. (CDX North America Crossover Index)	4,550,000	12/20/12	3.750% quarterly	(886,563)	(385,643)	(500,920)
Barclay’s Capital Inc. (CDX North America Crossover Index)	5,460,000	12/20/12	2.250% quarterly	(1,238,481)	(328,925)	(909,556)
Barclay’s Capital Inc. (CDX North America Crossover Index)	3,458,000	12/20/12	3.750% quarterly	(673,788)	(314,118)	(359,670)

Net unrealized depreciation on sales of credits default swaps on credit indices						$(2,815,546)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.

SMASh Series EC Fund 2009 Semi-Annual Report | 25

Notes to financial statements (unaudited) continued

At April 30, 2009, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN(LOSS)

Contracts to Buy:
British Pound	281,001	$415,794	5/12/09	$(4,013)
British Pound	92,715	137,189	5/12/09	907
Canadian Dollar	69,190	57,962	5/12/09	898
Euro	264,867	350,781	5/12/09	(358)
Euro	733,000	970,762	5/12/09	17,129
Euro	611,691	810,104	5/12/09	13,621
Euro	229,010	303,294	5/12/09	1,470

				29,654

Contracts to Sell:
British Pound	373,716	552,983	5/12/09	(6,760)
Canadian Dollar	69,190	57,962	5/12/09	(2,462)
Euro	229,010	303,294	5/12/09	(863)
Euro	876,558	1,160,885	5/12/09	(27,715)
Euro	733,000	970,762	5/12/09	(23,491)
British Pound	92,715	137,201	8/19/09	(873)
Canadian Dollar	69,190	58,007	8/19/09	(877)
Euro	733,000	970,391	8/19/09	(17,183)
Euro	611,691	809,795	8/19/09	(13,734)
Euro	229,010	303,178	8/19/09	(1,411)

				(95,369)

Net unrealized loss on open forward foreign currency contracts				$(65,715)

4. Shares of beneficial interest

At April 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	SIX MONTHS ENDED APRIL 30, 2009	YEAR ENDED OCTOBER 31, 2008

Shares sold	1,749,276	4,203,075
Shares repurchased	(1,232,090)	(926,765)

Net increase	517,186	3,276,310

26 | SMASh Series EC Fund 2009 Semi-Annual Report

5. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second

SMASh Series EC Fund 2009 Semi-Annual Report | 27

Notes to financial statements (unaudited) continued

Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

6. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,”

28 | SMASh Series EC Fund 2009 Semi-Annual Report

used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

7. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective

SMASh Series EC Fund 2009 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

30 | SMASh Series EC Fund 2009 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the SMASh Series EC Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Portfolio. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of sub-advisory agreements (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited, Western Asset Management Company Pte. Ltd. (Singapore) and Western Asset Management Company Ltd (Japan) (together with the Subadviser, the “Subadvisers”), each an affiliate of the Manager and the Subadviser. The Board, including the Independent Trustees, had initially approved the Sub-Advisory Agreements between the Subadviser and Western Asset Management Company Pte. Ltd. (Singapore) and between the Subadviser and Western Asset Management Company Ltd (Japan) at a meeting held on August 11-12, 2008.

Note that at the August 2008 quarterly Fixed Income Board meeting, the Board approved the dismantling of the master-feeder structure for the Fund, which was implemented at the close of business on April 17, 2009, after the Board’s November 2008 meeting.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, SMASh Series EC Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

SMASh Series EC Fund | 31

Board approval of management and subadvisory agreements (unaudited) continued

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers had continued to expand as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

32 | SMASh Series EC Fund

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreements were satisfactory.

Fund performance

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Subadviser previously determined that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance.

The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-year period ended September 30, 2008 was below its benchmark. The Board also considered the Fund’s performance in light of overall financial market conditions.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios

The Board noted that the contractual management fee for each of the Fund and the Master Fund is zero. The Board also recognized that the Manager had agreed to pay all expenses of the Fund, except brokerage, taxes and extraordinary expenses. The Board recognized that shareholders of the Fund will be participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

SMASh Series EC Fund | 33

Board approval of management and subadvisory agreements (unaudited) continued

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The Board considered that neither the Fund nor the Master Fund has a contractual management fee payable by the Fund or the Master Fund, respectively, and it recognized that the Manager had agreed to pay all expenses of the Fund and the Master Fund, except brokerage, taxes and extraordinary expenses.

Economies of scale

The Board noted that, at the time of the meeting, the separately managed account programs of which the Fund is a part are relatively new and that neither the Fund nor the Master Fund had been operating for a significant amount of time. The Board also noted that the Manager has agreed to pay the Fund’s ordinary operating expenses, other than brokerage, taxes and extraordinary expenses, but considered that as assets in the Fund grow, the Manager may realize economies of scale.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

34 | SMASh Series EC Fund

SMASh Series EC Fund

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
 Legg Mason Partners Fund
Advisor, LLC

Subadvisers
Western Asset Management
Company

Western Asset Management
Company Limited

Western Asset Management
Company Pte. Ltd. in Singapore

Western Asset Management
Company Ltd in Japan

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust
Company

Transfer agent*
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Independent registered
public accounting firm
KPMG LLP
345 Park Avenue
New York, New York 10154

* Prior to April 4, 2009, PNC Global Investment Servicing was the Fund’s transfer agent.

SMASh Series EC Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

SMASh SERIES EC FUND 55 Water Street New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of SMASh Series EC Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC FD04237 6/09 SR09-842

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 26, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: June 26, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: June 26, 2009